Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Research And Development Expenses
Schedule of research and development expenses
	Year ended December 31,
	2017	2016	2015
	USD

Clinical and preclinical trials	$3,809	$5,104	$2,814
Salary and related expenses	888	664	663
Patents	234	198	216
Royalties	11	11	61
Laboratory materials	63	38	49
Rent	51	48	47
Depreciation	3	4	4
Others	47	48	50

	$5,106	$6,115	$3,904